Borrowings - Schedule of borrowings (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of borrowing costs [Abstract]
Opening balance	$ 1,909	$ 1,931	$ 1,931
Proceeds from borrowings	202	7	822
Repayment of borrowings	(96)	(7)	(820)
Finance costs paid on borrowings	(43)	(53)	(115)
Interest charged to the income statement	48	51	106
Other borrowing cost	0	0	(11)
Deferred loan fees	(9)	0	(4)
Translation	(6)	0	0
Closing balance	2,005	1,929	1,909
Finance costs paid on borrowings	43	53	115
Capitalised finance cost	(1)	(9)	(14)
Commitment fees, environmental guarantees fees and other	7	5	10
Total finance costs paid	$ 49	$ 49	$ 111